SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of ownership interests

	Registered		Ownership as of the
Entity Name	Location	Background	issuance date of the report
ZK	BVI	• Incorporated on May 13, 2015
International		• Registered capital of USD 50,000, not paid	16.82% by HUANG Jian Cong
		• A holding company with no operation activities itself for the years then ended	6.22% by WANG Guo Lin

ZK Pipe	Hong Kong	• Incorporated on May 28, 2015
		• Registered capital of HKD 1,000,000, not paid	100% by ZK International
• Have not commenced operations

Wenzhou Weijia	Wenzhou	• Incorporated on June 17, 2015
		• Registered capital of USD 20,000,000, not paid	100% by ZK Pipe
• Have not commenced operations

Zhejiang Zhengkang	Wenzhou	• Incorporated on December 4, 2001	99% by Wenzhou Weijia
		• Registered capital of RMB 100,000,000, RMB 30,000,000 paid	1% by HUANG Jian Cong
• Principally operated in manufacturing and sales of steel strip, steel pipe and fittings

Wenzhou Zhengfeng	Wenzhou	• Incorporated on December 24, 1999
		• Registered capital of RMB 2,880,000, fully paid	100% by Zhejiang Zhengkang
• Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang

ZK Uganda	Uganda	• Incorporated on March 23, 2018
		• Registered capital of 20 Million Uganda Shillings, not paid.	80% by ZK International
• Have not commenced operations

xSigma Corporation	BVI	• Incorporated on January 18, 2018
		• Registered capital of USD 50,000, not paid	51% by ZK International
• Have not commenced operations

xSigma Collectibles Limited	BVI	• Incorporated on July 6, 2021
		• Registered capital of USD 100, not paid	100% by ZK International
• Principally operated in NFT (Non-Fungible Token) marketplace

xSigma Entertainment Limited	BVI	• Incorporated on March 17, 2021
		• Registered capital of USD 50,000, not paid	100% by ZK International
• A holding company that holds ownership in CG Malta, a sports betting and casino operator

xSigma Trading LLC	Daleware, United States	• Incorporated on June 7, 2021	100% by xSigma Corporation
• Registered capital and paid in capital was zero
• Have not commenced operations

Schedule of relevant exchange rates

	For the Fiscal Years
	Ended September 30
	2021	2020	2019

Period Ended RMB: USD exchange rate	6.4434	6.7896	7.1477
Period Average RMB: USD exchange rate	6.5072	7.0056	6.8753

Schedule of property, plant and equipment, useful lives

Useful lives
Buildings	40 years
Machinery	10 years
Furniture, fixtures, and equipment	10 years
Motor vehicles	10 years

Schedule of intangible assets, useful lives

Useful lives
Land use rights	46 years
Software	5 years